Exhibit 99
Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	27
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,646,197,309.59	72,484	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$348,000,000.00	0.23000%	January 15, 2015
Class A-2 Notes	$539,900,000.00	0.480%	November 15, 2016
Class A-3 Notes	$474,900,000.00	0.790%	May 15, 2018
Class A-4 Notes	$136,780,000.00	1.290%	April 15, 2019
Class B Notes	$47,350,000.00	1.710%	May 15, 2019
Class C Notes	$31,570,000.00	1.900%	September 15, 2019
Class D Notes	$31,570,000.00	2.400%	July 15, 2020
Total	$1,610,070,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,639,088.04

Principal:
Principal Collections	$17,907,082.27
Prepayments in Full	$9,811,984.94
Liquidation Proceeds	$459,714.88
Recoveries	$78,656.80
Sub Total	$28,257,438.89
Collections	$29,896,526.93

Purchase Amounts:
Purchase Amounts Related to Principal	$377,690.12
Purchase Amounts Related to Interest	$1,737.63
Sub Total	$379,427.75

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$30,275,954.68

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	27
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$30,275,954.68
Servicing Fee	$424,587.86	$424,587.86	$0.00	$0.00	$29,851,366.82
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$29,851,366.82
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$29,851,366.82
Interest - Class A-3 Notes	$159,373.28	$159,373.28	$0.00	$0.00	$29,691,993.54
Interest - Class A-4 Notes	$147,038.50	$147,038.50	$0.00	$0.00	$29,544,955.04
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,544,955.04
Interest - Class B Notes	$67,473.75	$67,473.75	$0.00	$0.00	$29,477,481.29
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,477,481.29
Interest - Class C Notes	$49,985.83	$49,985.83	$0.00	$0.00	$29,427,495.46
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,427,495.46
Interest - Class D Notes	$63,140.00	$63,140.00	$0.00	$0.00	$29,364,355.46
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$29,364,355.46
Regular Principal Payment	$27,690,782.70	$27,690,782.70	$0.00	$0.00	$1,673,572.76
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,673,572.76
Residual Released to Depositor	$0.00	$1,673,572.76	$0.00	$0.00	$0.00
Total		$30,275,954.68

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$27,690,782.70
Total					$27,690,782.70
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$27,690,782.70	$58.31	$159,373.28	$0.34	$27,850,155.98	$58.65
Class A-4 Notes	$0.00	$0.00	$147,038.50	$1.08	$147,038.50	$1.08
Class B Notes	$0.00	$0.00	$67,473.75	$1.43	$67,473.75	$1.43
Class C Notes	$0.00	$0.00	$49,985.83	$1.58	$49,985.83	$1.58
Class D Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Total	$27,690,782.70	$17.20	$487,011.36	$0.30	$28,177,794.06	$17.50

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	27

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$242,086,002.11	0.5097621	$214,395,219.41	0.4514534
Class A-4 Notes	$136,780,000.00	1.0000000	$136,780,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$489,356,002.11	0.3039346	$461,665,219.41	0.2867361

Pool Information
Weighted Average APR	3.916%	3.911%
Weighted Average Remaining Term	33.30	32.48
Number of Receivables Outstanding	36,658	35,549
Pool Balance	$509,505,427.79	$480,585,983.32
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$489,356,002.11	$461,665,219.41
Pool Factor	0.3095045	0.2919370

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,230,986.55
Targeted Credit Enhancement Amount	$8,230,986.55
Yield Supplement Overcollateralization Amount	$18,920,763.91
Targeted Overcollateralization Amount	$18,920,763.91
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$18,920,763.91

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,230,986.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,230,986.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,230,986.55

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	27
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		114	$362,972.26
(Recoveries)		123	$78,656.80
Net Loss for Current Collection Period			$284,315.46
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6696%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.5579%
Second Preceding Collection Period			0.5162%
Preceding Collection Period			0.9655%
Current Collection Period			0.6892%
Four Month Average (Current and Preceding Three Collection Periods)			0.6822%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,719	$7,833,981.79
(Cumulative Recoveries)			$886,418.14
Cumulative Net Loss for All Collection Periods			$6,947,563.65
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4220%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,106.48
Average Net Loss for Receivables that have experienced a Realized Loss			$1,868.13

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.72%	473	$8,289,556.53
61-90 Days Delinquent	0.16%	39	$776,065.00
91-120 Days Delinquent	0.05%	11	$234,173.68
Over 120 Days Delinquent	0.17%	39	$825,494.34
Total Delinquent Receivables	2.11%	562	$10,125,289.55

Repossession Inventory:
Repossessed in the Current Collection Period		27	$507,106.16
Total Repossessed Inventory		38	$795,867.03

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2922%
Preceding Collection Period			0.2973%
Current Collection Period			0.2504%
Three Month Average			0.2800%

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	27

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer